                                                As filed to pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-55740
                                                                        811-3859

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                    SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

                            VARIABLE SEPARATE ACCOUNT
- POLARIS PROTECTOR FEATURING PRINCIPAL REWARDS VARIABLE ANNUITY Prospectus Dated August 1, 2002

-     POLARIS PROTECTOR VARIABLE ANNUITY Prospectus Dated August 1, 2002

-     POLARIS PLATINUM VARIABLE ANNUITY Prospectus Dated August 1, 2002

-     POLARIS PLATINUM PRINCIPAL REWARDS VARIABLE ANNUITY Prospectus Dated
      May 1, 2002

-     POLARIS II VARIABLE ANNUITY Prospectus Dated May 1, 2002

- POLARIS II VARIABLE ANNUITY FEATURING PRINCIPAL REWARDS Prospectus Dated May 1, 2002

-     POLARISAMERICA VARIABLE ANNUITY Prospectus Dated May 1, 2002

-     POLARIS CHOICE VARIABLE ANNUITY Prospectus Dated August 1, 2002

-     WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY Prospectus Dated April 30, 2002

-     WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY Prospectus Dated
      April 30, 2002

                         VARIABLE ANNUITY ACCOUNT SEVEN
-     POLARIS PLUS VARIABLE ANNUITY Prospectus Dated August 28, 2002

-     POLARIS II A-CLASS VARIABLE ANNUITY Prospectus Dated August 28, 2002

-     POLARIS II ASSET MANAGER VARIABLE ANNUITY Prospectus Dated August 28, 2002

                         VARIABLE ANNUITY ACCOUNT FIVE
- SEASONS SELECT II FEATURING THE SEASONS REWARDS PROGRAM VARIABLE ANNUITY Prospectus dated July 29, 2002

-     SEASONS SELECT II VARIABLE ANNUITY Prospectus dated July 29, 2002

-     SEASONS TRIPLE ELITE VARIABLE ANNUITY Prospectus dated July 29, 2002

WE RESERVE THE RIGHT TO REQUIRE COMPANY APPROVAL PRIOR TO ACCEPTING PURCHASE PAYMENTS GREATER THAN $1,000,000. FOR CONTRACTS OWNED BY A NON-NATURAL OWNER, WE RESERVE THE RIGHT TO REQUIRE PRIOR COMPANY APPROVAL TO ACCEPT PURCHASE PAYMENTS GREATER THAN $250,000. SUBSEQUENT PURCHASE PAYMENTS THAT WOULD CAUSE TOTAL PURCHASE PAYMENTS IN ALL CONTRACTS ISSUED BY ANCHOR NATIONAL TO THE SAME OWNER TO EXCEED THESE LIMITS MAY ALSO BE SUBJECT TO COMPANY PRE-APPROVAL. WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PRE-APPROVAL IS REQUIRED, AT ANY TIME.

ALSO, THE OPTIONAL AUTOMATIC PAYMENT PLAN ALLOWS YOU TO MAKE SUBSEQUENT PURCHASE PAYMENTS OF AS LITTLE AS $20.00.

POLARIS PROTECTOR FEATURING PRINCIPAL REWARDS VARIABLE ANNUITY Prospectus Dated August 1, 2002:

The third paragraph under the heading Purchasing a Polaris Protector Variable Annuity on page 12 is replaced with the above bolded language:

POLARIS PROTECTOR VARIABLE ANNUITY Prospectus Dated August 1, 2002:

The third paragraph under the heading Purchasing a Polaris Protector Variable Annuity on page 10 is replaced with the above bolded language:

POLARIS PLATINUM VARIABLE ANNUITY Prospectus Dated August 1, 2002:

The third paragraph under the heading Purchasing a Polaris Platinum Variable Annuity on page 12 is replaced with the above bolded language:

POLARIS PLATINUM PRINCIPAL REWARDS VARIABLE ANNUITY Prospectus Dated
May 1, 2002:

The third paragraph under the heading Purchasing a Polaris Platinum Variable Annuity on page 10 is replaced with the above bolded language:

POLARIS II VARIABLE ANNUITY Prospectus Dated May 1, 2002:

The third paragraph under the heading Purchasing a Polaris II Variable Annuity on page 11 is replaced with the above bolded language:

POLARIS II VARIABLE ANNUITY FEATURING PRINCIPAL REWARDS Prospectus Dated May 1, 2002:

The third paragraph under the heading Purchasing a Polaris II Variable Annuity on page 14 is replaced with the above bolded language:

POLARISAMERICA VARIABLE ANNUITY Prospectus Dated May 1, 2002:

The third paragraph under the heading Purchasing a POLARISAMERICA Variable Annuity on page 10 is replaced with the above bolded language:

POLARIS CHOICE VARIABLE ANNUITY Prospectus Dated August 1, 2002:

The third paragraph under the heading Purchasing a Polaris Choice Variable Annuity on page 10 is replaced with the above bolded language:

WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY Prospectus Dated April 30, 2002:

The third paragraph under the heading Purchasing a WM Diversified Strategies Variable Annuity on page 14 is replaced with the above bolded language:

WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY Prospectus Dated April 30, 2002:

The third paragraph under the heading Purchasing a WM Diversified Strategies III Variable Annuity on page 14 is replaced with the above bolded language:

POLARIS PLUS VARIABLE ANNUITY Prospectus Dated August 28, 2002:

The third paragraph under the heading Purchasing a Polaris Plus Variable Annuity on page 9 is replaced with the above bolded language:

POLARIS II A-CLASS VARIABLE ANNUITY Prospectus Dated August 28, 2002:

The third paragraph under the heading Purchasing a Polaris II A-Class Variable Annuity on page 9 is replaced with the above bolded language:

POLARIS II ASSET MANAGER VARIABLE ANNUITY Prospectus Dated August 28, 2002:

The third paragraph under the heading Purchasing a Polaris II Asset Manager Variable Annuity on page 7 is replaced with the above bolded language:

SEASONS SELECT II FEATURING THE SEASONS REWARDS PROGRAM Prospectus dated July 29, 2002:

The third paragraph under the heading Purchasing a Seasons Select II Variable Annuity on page 15 is replaced with the above bolded language:

SEASONS SELECT II VARIABLE ANNUITY Prospectus dated July 29, 2002:

The third paragraph under the heading Purchasing a Seasons Select II Variable Annuity on page 14 is replaced with the above bolded language:

SEASONS TRIPLE ELITE VARIABLE ANNUITY Prospectus dated July 29, 2002:

The third paragraph under the heading Purchasing a Seasons Triple Elite Variable Annuity on page 11 is replaced with the above bolded language:

Date:    September 9,  2002


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS